Summary Prospectus and
Prospectus Supplement

June 12, 2025

Morgan Stanley ETF Trust

Supplement dated June 12, 2025 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2025, as supplemented

Eaton Vance Floating-Rate ETF
(the "Fund")

Effective immediately, Jake Lemle no longer serves as a portfolio manager of the Fund and Peter Campo now serves as a portfolio manager of the Fund. Ralph Hinckley and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Accordingly, the Summary Prospectus and Prospectus are hereby amended as follows:

The section of the Fund's Summary Prospectus titled "Fund Management—Portfolio Managers" and the section of the Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Peter Campo, CFA	Managing Director	June 2025
Ralph Hinckley, CFA	Managing Director	February 2024
Brandon Matsui, CFA	Executive Director	February 2024

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund's assets are managed by members of the Floating-Rate Loans team. The team consists of portfolio managers and analysts. The current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Peter Campo, CFA, Ralph Hinckley, CFA and Brandon Matsui, CFA.

Mr. Campo is a Managing Director of the Adviser. Prior to joining the Adviser in 2025, Mr. Campo served as the Global Co-Head of High Yield and Bank Loan Credit at Goldman Sachs since 2018. Mr. Hinckley is a Managing Director of the Adviser, manages other funds and has been employed by the Morgan Stanley organization for more than five years. Mr. Matsui is an Executive Director of the Adviser. Prior to joining the Adviser in 2023, Mr. Matsui served as the Head of Fixed Income for DWS' Systematic Investment Solutions group since 2016.

The composition of the team may change from time to time.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  EVFRETFSUMPROPSPT 6/25

Statement of Additional Information Supplement

June 12, 2025

Morgan Stanley ETF Trust

Supplement dated June 12, 2025 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2025, as amended April 25, 2025, as supplemented

Eaton Vance Floating-Rate ETF
(the "Fund")

Effective immediately, Jake Lemle no longer serves as a portfolio manager of the Fund and Peter Campo now serves as a portfolio manager of the Fund. Ralph Hinckley and Brandon Matsui will continue to serve as portfolio managers of the Fund.

Accordingly, the Statement of Additional Information is hereby amended as follows:

The portion of the table in the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2024 (unless otherwise indicated)" that is applicable to the Fund is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Eaton Vance Floating-Rate ETF
Peter Campo, CFA**	0	$0	0	$0	0	$0
Ralph Hinckley, CFA	6	$25.6 billion	3	$3.7 billion	2	$563.8
Brandon Matsui, CFA	8	$2.2 billion	0	$0	0	$0

** As of April 30, 2025.

The portion of the table in the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers" that is applicable to the Fund is hereby deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Eaton Vance Floating-Rate ETF
Peter Campo, CFA**	None
Ralph Hinckley, CFA	$10,001-$50,000
Brandon Matsui, CFA	$50,001-$100,000

** As of April 30, 2025.

Please retain this supplement for future reference.